Leases, Commitments, and Contingencies	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Leases, Commitments, and Contingencies

Note 8. Leases, Commitments, and Contingencies

Leases

At lease inception, the Company determines if an arrangement is an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalation, on a straight-line basis over the lease term.

In accordance with ASC 842, Leases, the Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset and a lease liability on the balance sheet for all leases with an initial lease term of greater than 12 months. Leases with an initial term of 12 months or less are not recorded in the balance sheet, but payments are recognized as expenses on a straight-line basis over the lease term. The Company has elected not to recognize leases with terms of 12 months or less.

A lease qualifies as a finance lease if any of the following criteria are met at the inception of the lease: (i) there is a transfer of ownership of the leased asset to the Company by the end of the lease term, (ii) the Company holds an option to purchase the leased asset that it is reasonably certain to exercise, (iii) the lease term is for a major part of the remaining economic life of the leased asset, (iv) the present value of the sum of lease payments equals or exceeds substantially all of the fair value of the leased asset, or (v) the nature of the leased asset is specialized to the point that it is expected to provide the lessor no alternative use at the end of the lease term. All other leases are recorded as operating leases.

The Company enters into contracts that contain both lease and non-lease components. Non-lease components may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Finance and operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease. If the rate implicit is not readily determinable, the Company utilizes an estimate of its incremental borrowing rate based upon the available information at the lease commencement date. Operating lease assets are further adjusted for prepaid or accrued lease payments. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term.

The Company’s operating lease ROU assets and liabilities as of March 31, 2023 and December 31, 2022 are as follows:

	March 31, 2023	December 31, 2022
Assets
Operating lease ROU assets	$38,180	$43,578
Liabilities
Current
Operating lease liabilities	$23,162	$22,288
Noncurrent
Operating lease liabilities	15,167	21,350
Total operating lease liabilities	$38,329	$43,638

Operating lease expense was $6,636 for the three months ended March 31, 2023. Cash paid for amounts included in the measurement of operating lease liabilities included in operating cash flows was $6,501 for the three months ended March 31, 2023. The remaining operating lease term was 19 months, and the operating lease discount rate was 12% as of March 31, 2023.

Future annual lease payments under non-cancellable operating leases as of March 31, 2023 were as follows:

2023	$19,567
2024	22,319
Total lease payments	41,886
Less: Imputed interest	3,557
Total operating lease liabilities	$38,329

Contingencies

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown, because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

Indemnification

In accordance with the Company’s certificate of incorporation and bylaws, the Company indemnifies its officers and directors for certain events or occurrences, subject to certain limits, while they are serving in such capacity. In addition, the Company has entered into indemnification agreements with its officers and directors. There have been no claims to date, and the Company has a directors and officers liability insurance policy that may enable it to recover a portion of any amounts paid for future claims.

Note 8. Leases, Commitments, and Contingencies

Leases

At lease inception, the Company determines if an arrangement is an operating or capital lease. For operating leases, the Company recognized rent expense, inclusive of rent escalation, on a straight-line basis over the lease term.

In accordance with ASC 842, Leases, the Company determines if an arrangement is or contains a lease at inception. A contract is or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company classifies leases at the lease commencement date as operating or finance leases and records a right-of-use asset and a lease liability on the balance sheet for all leases with an initial lease term of greater than 12 months. Leases with an initial term of 12 months or less are not recorded in the balance sheet, but payments are recognized as expenses on a straight-line basis over the lease term. The Company has elected not to recognize leases with terms of 12 months or less.

A lease qualifies as a finance lease if any of the following criteria are met at the inception of the lease: (i) there is a transfer of ownership of the leased asset to the Company by the end of the lease term, (ii) the Company holds an option to purchase the leased asset that it is reasonably certain to exercise, (iii) the lease term is for a major part of the remaining economic life of the leased asset, (iv) the present value of the sum of lease payments equals or exceeds substantially all of the fair value of the leased asset, or (v) the nature of the leased asset is specialized to the point that it is expected to provide the lessor no alternative use at the end of the lease term. All other leases are recorded as operating leases.

The Company enters into contracts that contain both lease and non-lease components. Non-lease components may include maintenance, utilities, and other operating costs. The Company combines the lease and non-lease components of fixed costs in its lease arrangements as a single lease component. Variable costs, such as utilities or maintenance costs, are not included in the measurement of right-of-use assets and lease liabilities but rather are expensed when the event determining the amount of variable consideration to be paid occurs.

Finance and operating lease assets and liabilities are recognized at the lease commencement date based on the present value of the lease payments over the lease term using the discount rate implicit in the lease. If the rate implicit is not readily determinable, the Company utilizes an estimate of its incremental borrowing rate based upon the available information at the lease commencement date. Operating lease assets are further adjusted for prepaid or accrued lease payments. Operating lease payments are expensed using the straight-line method as an operating expense over the lease term.

The Company’s operating lease ROU assets and liabilities as of December 31, 2022 are as follows:

December 31, 2022
Assets
Operating lease ROU assets	$43,578
Liabilities
Current
Operating lease liabilities	$22,288
Noncurrent
Operating lease liabilities	21,350
Total operating lease liabilities	$43,638

Operating lease expense was $4,394 for the year ended December 31, 2022. Cash paid for amounts included in the measurement of operating lease liabilities included in operating cash flows was $4,334 for the year ended December 31, 2022. The remaining operating lease term was 22 months, and the operating lease discount rate was 12% as of December 31, 2022.

Future annual lease payments under non-cancellable operating leases as of December 31, 2022 were as follows:

2023	$26,068
2024	22,319
Total lease payments	48,387
Less: Imputed interest	4,749
Total operating lease liabilities	$43,638

Contingencies

In the normal course of business, the Company enters into contracts and agreements that contain a variety of representations and warranties and provide for general indemnifications. The Company’s exposure under these agreements is unknown, because it involves claims that may be made against the Company in the future, but have not yet been made. The Company accrues a liability for such matters when it is probable that future expenditures will be made and such expenditures can be reasonably estimated.

Indemnification

In accordance with the Company’s certificate of incorporation and bylaws, the Company indemnifies its officers and directors for certain events or occurrences, subject to certain limits, while they are serving in such capacity. There have been no claims to date, and the Company has a directors and officers liability insurance policy that may enable it to recover a portion of any amounts paid for future claims.